Shareholders' Equity (Details Narrative) $ in Thousands	1 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2023 USD ($)	Dec. 31, 2024 shares	Aug. 25, 2024 USD ($) $ / shares shares	Oct. 12, 2022 USD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 26, 2024 $ / shares	Jan. 31, 2024 shares	Jan. 25, 2024 shares
Share Repurchase Program [Line Items]
General Partner units | shares		0			0	348,570
Common shares exchanged | shares		3,500,000
Value of units transferred | $							$ 6,583
M/V Manzanillo Express [Member]
Share Repurchase Program [Line Items]
Common units transferred | shares				505,204
Value of units transferred | $				$ 6,583
Repurchase plan [Member]
Share Repurchase Program [Line Items]
Repurchase amount | $	$ 30,000
Expiration date of Repurchase plan	January 2025
Stock Repurchased and Retired During Period, Shares | shares					(0)	304,283	389,962
Average price per unit | $ / shares					(0)	13.48	15.13
Number of restricted common units issued and authorized | shares										1,100,000
Maximum [Member] | Repurchase plan [Member]
Share Repurchase Program [Line Items]
Number of restricted common units issued and authorized | shares									3,300,000
Transformative transaction for the Acquisition of 11 Newbuild NLG/Cs [Member]
Share Repurchase Program [Line Items]
Par value per share | $ / shares								$ 0.01
General Partner units | shares			348,570
Common shares exchanged | shares		3,500,000
Difference between fair and book value of common shares, converted | $			$ 46,184
Fair value of common shares | $			$ 59,430
Excerse price per common stock | $ / shares			$ 16.98
Book value of general partner units | $			$ 13,246
Rights offering [member]
Share Repurchase Program [Line Items]
Value of units issued | $						$ 6,355
Common units purchased | shares						445,988
Exercise price | $ / shares						$ 14.25
Transaction expenses | $						$ 1,313
Rights offering [member] | Maximum [Member]
Share Repurchase Program [Line Items]
Value of units issued | $						500,000
Standby purchase agreement [member]
Share Repurchase Program [Line Items]
Value of units issued | $						$ 493,645
Common units purchased | shares						34,641,731